Property and Equipment (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense			$ 2,358,000	$ 2,382,000
Brooklyn Immunotherapeutics, LLC [Member]
Depreciation expense	$ 72,909	$ 7,917	$ 20,407